Web-Based Technology (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Web-based technology, Subtotal		$ 1,294,527	$ 1,197,127
Accumulated amortization		(954,057)	(692,484)
Web-based technology, net	$ 308,812	340,470	504,643
OptimizeRx web-based technology [Member]
Finite-Lived Intangible Assets [Line Items]
Web-based technology, Subtotal		154,133	154,133
SampleMD web-based technology [Member]
Finite-Lived Intangible Assets [Line Items]
Web-based technology, Subtotal		602,517	602,517
SampleMD 2.0 web-based technology [Member]
Finite-Lived Intangible Assets [Line Items]
Web-based technology, Subtotal		$ 537,877	$ 440,477